Schedule of right of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning Balance	$ 381	$ 343
Depreciation	(333)	(314)
New leases	353	352	$ 352
Ending Balance	$ 401	$ 381	$ 343